DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 11: DERIVATIVE FINANCIAL INSTRUMENTS

Debt conversion share adjustment obligations

Share Reset Derivative Liabilities: In connection with five conversion agreements entered into during September 2024, the Company provided vendors and lenders with a one-time share reset adjustment (the “Share Reset”) such that the vendors and lenders would receive additional shares equal to the difference between the number of shares of the Company’s common stock that would be issued at the reset price on the reset date less the number of Conversion Shares. Three of these conversion agreements were with related parties.

The reset price was set to be the greater of the VWAP of the Company’s common stock for the five trading days preceding the reset date or $40. The reset day was defined as the earlier of (i) six months from the date of the conversion agreement and (ii) the date that a registration statement registering the conversion shares is declared effective. If the reset price is less than $64.00 per share, additional shares shall be issued to the vendors and lenders equal to the quotient obtained by dividing the (i) product of (A) the conversion price of $64.00 less the reset price and (B) the number of Conversion Shares by (ii) the reset price.

The Share Reset feature was analyzed in accordance with ASC 815 and determined to be a financial instrument that was required to be bifurcated and accounted for as a derivative liability, which was recorded at fair value at inception and re-measured to fair value each reporting period.

On March 31, 2025, 85,537 shares were issued in accordance with the terms of the Share Reset provisions on five conversion agreements at a fair value of $1,712,005, as determined by the closing price on the date of issuance, extinguishing the Company’s share adjustment obligations pursuant to the respective conversion agreements.

Forward Purchase Agreement: On December 31, 2022, MCAC, Meteora Special Opportunity Fund (“Meteora”), and Legacy ConnectM entered into a forward purchase agreement (the “FPA”) providing for an over-the counter prepaid equity forward transaction relating to MCAC’s Class A common stock. Pursuant to the terms of the FPA, at the closing of the Business Combination, Meteora purchased directly from the stockholders of MCAC 101,515 shares of Class A common stock (the “Recycled Shares”) at a price of $363.62 per share (the “Initial Price”), which is the price equal to the redemption price at which holders of Class A common stock were permitted to redeem their shares in connection with the Business Combination. The FPA liability was recorded as part of the Business Combination, and as such was recorded at MCAC’s historical cost on the Closing Date. The FPA was accounted for as a derivative financial instrument that was re-measured to fair value in each reporting period, with changes in fair value recognized in the consolidated statements of operations and comprehensive loss.

In accordance with the terms of the FPA, immediately subsequent to the closing of the Business Combination, the Company paid to Meteora an aggregate cash amount of approximately $36,543,000 (the “Prepayment Amount”), which was equal to (i) the product of (a) the Recycled Shares and (b) the Initial Price, (ii) less 1.0% of the product of (a) the Recycled Shares and (b) the Initial Price (the “Prepayment Shortfall”). In addition to the Prepayment amount, the Company paid one-half of 1.0% of the Prepayment Shortfall, approximately $185,000, to Meteora that is due back to the Company on the earlier of (a) the effective date of the registration statement or (b) the OET Date (as defined in the FPA). The Company also paid to Meteora a cash amount equal to (a) the product of 40,000 and the Initial Price (the “Additional Consideration”), approximately $455,000, to reimburse Meteora for additional shares Meteora acquired from third parties prior to the Closing Date, (b) the product of the Prepayment Amount and 0.75%, approximately $277,000, and (c) brokerage expenses of approximately $164,000.

In August 2024, the Company and Meteora amended the FPA (the FPA as amended, the “2024 FPA” and the amendment to the FPA, the “FPA Amendment”), primarily changing the

●	settlement method provision from physical settlement to cash settlement.
●	maturity date to be the earliest to occur of (a) the third anniversary of the Closing Date, (b) the date specified by Meteora in a written notice delivered to the Company after the occurrence of (i) a Trigger Event (as defined in the 2024 FPA) or (ii) a Delisting Event (as defined in the 2024 FPA), (c) the date specified by Meteora in a written notice at Meteora’s sole discretion.
●	Prepayment Shortfall to 0.5% of the product of the number of Recycled Shares and the Initial Price and permitting the Company to request shortfall payments in intervals of $300,000 after Meteora has recovered 120.0% of the Prepayment Shortfall. Accordingly, the Company wrote off the other receivable totaling $185,000 owed from Meteora for one-half of the 1.0% of the
Prepayment Shortfall that was included as a component of other current assets on the accompanying consolidated balance sheets.
●	Reset Price to the lower of (a) the then current Reset Price, (b) the Initial Price, (c) the volume-weighted average price (the “VWAP”) of the Shares of the prior week, but not lower than $64.00, provided the Reset Price may be further reduced pursuant to a Dilutive Offering Reset (as defined in the FPA).

In addition, the FPA Amendment added terms around the Settlement Amount and the Settlement Amount Adjustment, both defined in the 2024 FPA. There were no shares sold pursuant to the FPA between the Closing Date and the date the FPA Amendment was executed.

The FPA Amendment was deemed to be a modification and the Company recognized a gain of $1,547,236 on the modification of the FPA, which is net of the amount due from Meteora for one-half of the 1.0% of the Prepayment Shortfall, and is included as a component of other income (expense) in the consolidated statements of operations and comprehensive loss.

In December 2024, the Company and Meteora amended the 2024 FPA (the 2024 FPA as amended, the “Amended 2024 FPA” and the amendment to the 2024 FPA, the “Second FPA Amendment”), whereby Meteora waived the requirement to adjust the Reset Price for a dilutive offering and the VWAP Trigger Event through December 31, 2025 that may occur in connection with the Company entering into the SEPA. In exchange for the entering into the Second FPA Amendment, the Company released 15,625 shares of the Company’s common stock held by Meteora from their designation as Recycled Shares.

The Second FPA Amendment’s most significant changes deleted the definitions of Reset Price and Prepayment Shortfall from the FPA Amendment and replaced these as follows:

●	Reset Price to the lower of (a) the then current Reset Price, (b) the Initial Price, (c) the VWAP of the Shares of the prior week, but not lower than $64.00, and (d) the price per share of the issuance of any shares upon conversion of amounts due to Yorkville pursuant to the SEPA (other than the issuance of shares to pay the SEPA commitment fee), but not lower than $32.00; provided the Reset Price may be further reduced pursuant to a Dilutive Offering Reset (as defined in the FPA)
●	Prepayment shortfall to 0.5% of the product of the number of Recycled Shares and the Initial Price and permitting the Company to request shortfall payments in intervals of $300,000 (at any time up to forty-five calendar days prior to the Valuation Date) after (i) Meteora has recovered 130.0% of the Prepayment Shortfall and (ii) the VWAP Price over the ten trading days prior to an Additional Shortfall Request multiplied by the then current number of shares (excluding unregistered shares) held by Meteora less Shortfall Sale Shares be at least seven times greater than the Additional Shortfall Request and (iii) the average daily value traded over the prior ten trading days be at least seven times greater than the Additional Shortfall Request (with (i), (ii), and (iii) collectively the “Equity Conditions”). Meteora has the right, but not the obligation to waive the Equity Conditions for each Additional Shortfall Request.

During the year ended December 31, 2024, Meteora sold 32,643 shares pursuant to the 2024 FPA and the Company received cash proceeds of $1,000,000.

On April 2, 2025, the Company entered into a mutual termination agreement with Meteora Capital Partners, LP (“Meteora”) to terminate the Amended 2024 FPA (the “FPA Termination Agreement”) in exchange for termination consideration of $500,000. Pursuant to the FPA Termination Agreement, the 50,592 shares of the Company’s common stock that Meteora held as of the termination date of April 2, 2025 were deemed free and clear of all obligations, the number of Recycled Shares was equal to zero, and the Prepayment Shortfall was deemed to be zero. The Company received termination consideration of $500,000 from Meteora in April 2025. Pursuant to the FPA Termination Agreement, the Company recorded a change in fair value of $971,000 during the year ended December 31, 2025.

Libertas Settlement and Termination Agreement: On September 24, 2025, the Company executed a Settlement and Termination Agreement with Libertas that terminated the derivative features under the prior Agreement of Sale of Future Receivables and Debt Conversion Agreement.